Balance Sheet Components - Schedule of Property And Equipment, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 111,212	$ 112,165
Less: accumulated depreciation and amortization	(50,328)	(34,283)
Property and equipment, net	60,884	77,882
Computer And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,252	13,364
Laboratory Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	48,636	49,367
Furniture And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,803	8,868
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	39,668	39,713
Capitalized Asset Retirement Obligations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 853	$ 853